Net Income Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income Per Share
21.	Net income per share
Basic and diluted net income per share for the year ended December 31, 2019, 2020 and 2021 are calculated as follow:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net income	468,173	884,158	583,499

Numerator for basic and diluted net income per share	468,173	884,158	583,499

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding	214,811,862	227,081,238	238,198,117
—Diluted effect of share option s	14,060,031	8,076,339	497,861
—Diluted effect of restricted share units	3,153,068	3,474,036	3,094,467
Denominator for diluted calculation	232,024,961	238,631,613	241,790,445
Net income per ordinary share
—Basic	2.18	3.89	2.45
—Diluted	2.02	3.71	2.41
Net income per ADS*
—Basic	2.18	3.89	2.45
—Diluted	2.02	3.71	2.41

*	Each ADS represents one Class A ordinary share.